Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 36	$ 2,825
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	708,164,321	706,064,321
Common stock shares outstanding	708,164,321	706,064,321
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	36,100,000	36,100,000
Series A Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0